Eaton Vance

Large-Cap Value Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	374,277	$13,919,362
Huntington Ingalls Industries, Inc.	57,548	10,485,821
Textron, Inc.	308,747	8,234,282

		$32,639,465

Banks — 9.3%
Bank of America Corp.	1,731,052	$36,750,234
JPMorgan Chase & Co.	223,394	20,112,162
KeyCorp	1,280,819	13,282,093
PNC Financial Services Group, Inc. (The)	267,824	25,636,113
Truist Financial Corp.	586,750	18,095,370

		$113,875,972

Beverages — 2.5%
Constellation Brands, Inc., Class A	85,469	$12,252,836
PepsiCo, Inc.	149,656	17,973,686

		$30,226,522

Building Products — 1.2%
A.O. Smith Corp.	396,404	$14,988,035

		$14,988,035

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	147,520	$22,805,117
Raymond James Financial, Inc.	265,165	16,758,428

		$39,563,545

Communications Equipment — 0.9%
Cisco Systems, Inc.	288,543	$11,342,625

		$11,342,625

Containers & Packaging — 1.4%
Packaging Corp. of America	202,617	$17,593,234

		$17,593,234

Diversified Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(1)	309,649	$56,613,127

		$56,613,127

Diversified Telecommunication Services — 4.1%
Verizon Communications, Inc.	936,705	$50,329,160

		$50,329,160

Security	Shares	Value
Electric Utilities — 4.3%
Edison International	370,847	$20,318,707
NextEra Energy, Inc.	136,022	32,729,614

		$53,048,321

Electrical Equipment — 1.5%
Eaton Corp. PLC	234,840	$18,244,720

		$18,244,720

Entertainment — 3.4%
Walt Disney Co. (The)	431,902	$41,721,733

		$41,721,733

Equity Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	98,104	$14,437,966
Cousins Properties, Inc.	430,245	12,593,271
CubeSmart	573,027	15,351,393
Mid-America Apartment Communities, Inc.	113,814	11,726,257

		$54,108,887

Food Products — 4.1%
General Mills, Inc.	303,307	$16,005,510
Mondelez International, Inc., Class A	694,635	34,787,321

		$50,792,831

Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	300,456	$23,708,983
Baxter International, Inc.	159,839	12,977,328
Medtronic PLC	373,317	33,665,727

		$70,352,038

Hotels, Restaurants & Leisure — 0.8%
Starbucks Corp.	139,358	$9,161,395

		$9,161,395

Household Durables — 0.9%
D.R. Horton, Inc.	313,330	$10,653,220

		$10,653,220

Household Products — 2.5%
Procter & Gamble Co. (The)	280,419	$30,846,090

		$30,846,090

Insurance — 5.6%
Allstate Corp. (The)	265,127	$24,320,100
American International Group, Inc.	620,846	15,055,515
Progressive Corp. (The)	212,120	15,662,941
Reinsurance Group of America, Inc.	157,394	13,243,131

		$68,281,687

Security	Shares	Value
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A(1)	5,139	$5,971,261

		$5,971,261

IT Services — 3.7%
Cognizant Technology Solutions Corp., Class A	491,715	$22,849,996
Euronet Worldwide, Inc.(1)	143,588	12,308,363
Fidelity National Information Services, Inc.	86,073	10,469,920

		$45,628,279

Machinery — 3.6%
Ingersoll Rand, Inc.(1)	670,879	$16,637,799
Parker-Hannifin Corp.	104,889	13,607,250
Stanley Black & Decker, Inc.	136,414	13,641,400

		$43,886,449

Media — 1.0%
Fox Corp., Class A	498,555	$11,780,855

		$11,780,855

Metals & Mining — 2.6%
Rio Tinto PLC ADR	332,611	$15,153,757
Steel Dynamics, Inc.	716,504	16,150,000

		$31,303,757

Multi-Utilities — 2.8%
CMS Energy Corp.	303,953	$17,857,239
Sempra Energy	140,747	15,903,003

		$33,760,242

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	390,096	$28,266,356
ConocoPhillips	665,736	20,504,669
EOG Resources, Inc.	288,453	10,361,232
Phillips 66	430,889	23,117,195

		$82,249,452

Pharmaceuticals — 9.4%
Bristol-Myers Squibb Co.	382,666	$21,329,803
Elanco Animal Health, Inc.(1)	536,830	12,019,624
GlaxoSmithKline PLC ADR(2)	540,777	20,490,040
Johnson & Johnson	299,668	39,295,465
Sanofi	254,489	22,032,332

		$115,167,264

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	115,440	$6,247,613
QUALCOMM, Inc.	143,591	9,713,931

		$15,961,544

Specialty Retail — 3.9%
Best Buy Co., Inc.	166,280	$9,477,960
Lowe’s Cos., Inc.	181,891	15,651,720
TJX Cos., Inc. (The)	292,895	14,003,310
Tractor Supply Co.	95,192	8,048,484

		$47,181,474

Tobacco — 0.6%
Altria Group, Inc.	194,166	$7,508,399

		$7,508,399

Total Common Stocks (identified cost $1,330,862,460)		$1,214,781,583

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
iShares Russell 1000 Value ETF	87,048	$8,633,420

Total Exchange-Traded Funds (identified cost $8,326,716)		$8,633,420

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	1,326,206	$1,325,676

Total Short-Term Investments (identified cost $1,325,543)		$1,325,676

Total Investments — 100.0% (identified cost $1,340,514,719)		$1,224,740,679

Other Assets, Less Liabilities — 0.0%(4)		$300,418

Net Assets — 100.0%		$1,225,041,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $17,306,182 and the total market value of the collateral received by the Fund was $17,607,212, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

(4)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $1,325,676 which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,748,856	$69,409,469	$(70,833,555)	$978	$(72)	$1,325,676	$16,896	1,326,206

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$109,803,009	$—		$—	$109,803,009
Consumer Discretionary	66,996,089	—		—	66,996,089
Consumer Staples	119,373,842	—		—	119,373,842
Energy	82,249,452	—		—	82,249,452
Financials	278,334,331	—		—	278,334,331
Health Care	163,486,970	22,032,332		—	185,519,302
Industrials	109,758,669	—		—	109,758,669
Information Technology	72,932,448	—		—	72,932,448
Materials	48,896,991	—		—	48,896,991
Real Estate	54,108,887	—		—	54,108,887
Utilities	86,808,563	—		—	86,808,563
Total Common Stocks	$1,192,749,251	$22,032,332	*	$—	$1,214,781,583
Exchange-Traded Funds	$8,633,420	$—		$—	$8,633,420
Short-Term Investments	—	1,325,676		—	1,325,676
Total Investments	$1,201,382,671	$23,358,008		$—	$1,224,740,679

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.